Goodwill and Other Intangibles (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Goodwill by Segment

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[1]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2017	$2,303	$13,693	$160	$16,156
Additions	82	–	–	82

Foreign currency translation adjustments and other	18	280	–	298

Carrying amount of goodwill as at October 31, 2018	$2,403	$13,973	$160	$16,536
Additions	432	–	–	432

Foreign currency translation adjustments and other	1	7	–	8
Carrying amount of goodwill as at October 31, 2019[2]	$2,836	$13,980	$160	$16,976

Pre-tax discount rates
2018	9.7–10.7%	10.1–11.8%	12.2%
2019	9.7–11.0	9.6–11.8	12.7

[1]	Goodwill predominantly relates to U.S. personal and commercial banking.
[2]	Accumulated impairment as at October 31, 2019 was nil (October 31, 2018 – nil).

Summary of Other Intangibles

The following table presents details of other intangibles as at October 31.

Other Intangibles

(millions of Canadian dollars)	Core deposit intangibles	Credit card related intangibles	Internally generated software	Other software	Other intangibles	Total
Cost
As at November 1, 2017	$2,523	$756	$2,549	$308	$565	$6,701
Additions	–	–	567	87	14	668
Disposals	–	–	(82)	(2)	–	(84)
Fully amortized intangibles	–	–	(275)	(89)	–	(364)

Foreign currency translation adjustments and other	52	3	1	(4)	7	59

As at October 31, 2018	$2,575	$759	$2,760	$300	$586	$6,980
Additions	–	83	541	63	163	850
Disposals	–	–	(40)	–	–	(40)
Fully amortized intangibles	–	–	(322)	(79)	–	(401)

Foreign currency translation adjustments and other	1	–	(12)	11	(6)	(6)
As at October 31, 2019	$2,576	$842	$2,927	$295	$743	$7,383

Amortization and impairment
As at November 1, 2017	$2,260	$442	$888	$180	$313	$4,083
Disposals	–	–	(11)	(2)	–	(13)
Impairment losses	–	–	–	5	–	5
Amortization charge for the year	96	98	423	78	44	739
Fully amortized intangibles	–	–	(275)	(89)	–	(364)

Foreign currency translation adjustments and other	48	2	6	12	3	71

As at October 31, 2018	$2,404	$542	$1,031	$184	$360	$4,521
Disposals	–	–	(14)	–	–	(14)
Impairment losses	–	–	4	–	1	5
Amortization charge for the year	76	86	474	82	58	776
Fully amortized intangibles	–	–	(322)	(79)	–	(401)

Foreign currency translation adjustments and other	1	–	(6)	4	(6)	(7)
As at October 31, 2019	$2,481	$628	$1,167	$191	$413	$4,880
Net Book Value:
As at October 31, 2018	$171	$217	$1,729	$116	$226	$2,459
As at October 31, 2019	95	214	1,760	104	330	2,503